Consolidated Statement of Changes in Equity ₨ in Millions, $ in Millions		INR (₨)	USD ($)	Adjustment On Adoption Of IFRS Sixteen [member] INR (₨)	Share capital, fully paid-up [member] INR (₨) shares	Share capital, fully paid-up [member] USD ($) shares	Securities premium reserve [member] INR (₨)	Securities premium reserve [member] USD ($)	Retained earnings [member] INR (₨)	Retained earnings [member] USD ($)	Retained earnings [member] Adjustment On Adoption Of IFRS Sixteen [member] INR (₨)	Share based payment reserve [member] INR (₨)	Share based payment reserve [member] USD ($)	Foreign currency translation reserve [member] INR (₨)	Foreign currency translation reserve [member] USD ($)	Cash flow hedging reserves [member] INR (₨)	Cash flow hedging reserves [member] USD ($)	Other reserves [member] INR (₨)	Other reserves [member] USD ($)	Equity attributable to the equity holders of the Company [member] INR (₨)	Equity attributable to the equity holders of the Company [member] USD ($)	Equity attributable to the equity holders of the Company [member] Adjustment On Adoption Of IFRS Sixteen [member] INR (₨)	Non- controlling interest [member] INR (₨)	Non- controlling interest [member] USD ($)
Balance at the beginning of the year at Mar. 31, 2017		₨ 522,695			₨ 4,861		₨ 469		₨ 490,930			₨ 3,555		₨ 13,107		₨ 5,906		₨ 1,476		₨ 520,304			₨ 2,391
Beginning balance, shares at Mar. 31, 2017 | shares	[1]				2,430,900,565	2,430,900,565
Total comprehensive income for the year
Profit for the year		80,084							80,081											80,081			3
Other comprehensive income		(3,109)												3,511		(6,020)		(616)		(3,125)			16
Total comprehensive income for the year		76,975							80,081					3,511		(6,020)		(616)		76,956			19
Contributions by and distributions to owners of the Company
Issue of equity shares on exercise of options		24			₨ 8		1,987					(1,971)								24
Issue of equity shares on exercise of options, shares | shares	[1]				3,559,599	3,559,599
Issue of shares by controlled trust on exercise of options									1,182			(1,182)
Cash dividend paid (including dividend tax thereon)		(5,420)							(5,420)											(5,420)
Buyback of equity shares	[2]	(110,000)			₨ (687)		(1,656)		(108,344)									687		(110,000)
Buyback of equity shares, shares | shares	[1],[2]				(343,750,000)	(343,750,000)
Transaction cost related to buyback		(312)							(312)											(312)
Bonus issue of equity shares					₨ 4,866				(4,866)
Bonus issue of equity shares, shares | shares	[1]				2,433,074,327	2,433,074,327
Compensation cost related to employee share-based payment		1,384							14			1,370								1,384
Total transactions with owners of the Company		(114,324)			₨ 4,187		331		(117,746)			(1,783)						687		(114,324)
Total transactions with owners of the Company, shares | shares	[1]				2,092,883,926	2,092,883,926
Balance at the end of the year at Mar. 31, 2018		485,346			₨ 9,048		800		453,265			1,772		16,618		(114)		1,547		482,936			2,410
Ending balance, shares at Mar. 31, 2018 | shares	[1]				4,523,784,491	4,523,784,491
Statement [LineItems]
Adjustment on adoption of IFRS | Increase (decrease) due to application of IFRS 15 [member]		(2,279)							(2,279)											(2,279)
Adjusted balance		483,067			₨ 9,048		800		450,986			1,772		16,618		(114)		1,547		480,657			2,410
Adjusted balance, shares | shares	[1]				4,523,784,491	4,523,784,491
Total comprehensive income for the year
Profit for the year		90,173							90,031											90,031			142
Other comprehensive income		1,023												(1,368)		2,529		(247)		914			109
Total comprehensive income for the year		91,196							90,031					(1,368)		2,529		(247)		90,945			251
Contributions by and distributions to owners of the Company
Issue of equity shares on exercise of options		4			₨ 4		528					(528)								4
Issue of equity shares on exercise of options, shares | shares	[1]				1,681,717	1,681,717
Issue of shares by controlled trust on exercise of options									565			(565)
Cash dividend paid (including dividend tax thereon)	[2]	(5,434)							(5,434)											(5,434)
Bonus issue of equity shares	[2]				₨ 3,016		(795)		(1,454)									(767)
Bonus issue of equity shares, shares | shares	[1],[2]				1,508,469,180	1,508,469,180
Loss of control in subsidiary		(52)																					(52)
Infusion of capital		28																					28
Compensation cost related to employee share-based payment		1,944							6			1,938								1,944
Total transactions with owners of the Company		(3,510)			₨ 3,020		(267)		(6,317)			845						(767)		(3,486)			(24)
Total transactions with owners of the Company, shares | shares	[1]				1,510,150,897	1,510,150,897
Balance at the end of the year at Mar. 31, 2019		570,753			₨ 12,068		533		534,700			2,617		15,250		2,415		533		568,116			2,637
Ending balance, shares at Mar. 31, 2019 | shares	[1]				6,033,935,388	6,033,935,388
Statement [LineItems]
Adjustment on adoption of IFRS	[3]			₨ (872)							₨ (872)											₨ (872)
Adjusted balance		569,881			₨ 12,068		533		533,828			2,617		15,250		2,415		533		567,244			2,637
Adjusted balance, shares | shares	[1]				6,033,935,388	6,033,935,388
Total comprehensive income for the year
Profit for the year		97,713	$ 1,295						97,218											97,218			495
Other comprehensive income		4,613	61											8,289		(4,730)		896		4,455			158
Total comprehensive income for the year		102,326	1,356						97,218					8,289		(4,730)		896		101,673			653
Contributions by and distributions to owners of the Company
Issue of equity shares on exercise of options		5			₨ 5		742					(742)								5
Issue of equity shares on exercise of options, shares | shares	[1]				2,498,925	2,498,925
Issue of shares by controlled trust on exercise of options									1,026			(1,026)
Cash dividend paid (including dividend tax thereon)	[2]	(6,863)							(6,863)											(6,863)
Buyback of equity shares	[2]	(105,000)			₨ (646)				(105,000)									646		(105,000)
Buyback of equity shares, shares | shares	[1],[2]				(323,076,923)	(323,076,923)
Transaction cost related to buyback		(311)							(311)											(311)
Compensation cost related to employee share-based payment		1,271							9			1,262								1,271
Effect of modification of ADS RSUs from equity settled to cash settled	[4]	(561)										(561)								(561)
Cash dividend paid to Non-controlling interest		(1,415)																					(1,415)
Total transactions with owners of the Company		(112,874)			₨ (641)		742		(111,139)			(1,067)						646		(111,459)			(1,415)
Total transactions with owners of the Company, shares | shares	[1]				(320,577,998)	(320,577,998)
Balance at the end of the year at Mar. 31, 2020		₨ 559,333	$ 7,420		₨ 11,427	$ 152	₨ 1,275	$ 17	₨ 519,907	$ 6,896		₨ 1,550	$ 21	₨ 23,539	$ 312	₨ (2,315)	$ (31)	₨ 2,075	$ 28	₨ 557,458	$ 7,395		₨ 1,875	$ 25
Ending balance, shares at Mar. 31, 2020 | shares	[1]				5,713,357,390	5,713,357,390

[1]	Includes 23,097,216, 27,353,853 and 22,746,081 treasury shares held as at March 31, 2018, 2019 and 2020, respectively by a controlled trust. 4,351,775, 2,599,183 and 4,607,772 shares have been transferred by the controlled trust to eligible employees on exercise of options during the year ended March 31, 2018, 2019 and 2020, respectively.
[2]	Refer to Note 22
[3]	Refer to Note 3
[4]	Refer to Note 30